Property, plant, equipment and development costs	12 Months Ended
Dec. 31, 2025
Property, plant, equipment and development costs
Property, plant, equipment and development costs

11.Property, plant, equipment and development costs

(a)	Below is presented the movement:

	Balance as of						Balance as of						Balance as of
	January 1,				Changes in	Reclassifications	December 31,	Additions, net			Changes in	Reclassifications	December 31,
	2024	Additions	Disposals	Sales	estimations	and transfers	2024	(g)	Disposals	Sales	estimations	and transfers	2025
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	18,765	—	—	—	—	—	18,765	—	(89)	—	—	—	18,676
Mining concessions	77,567	—	—	(3)	—	(7)	77,557	—	—	—	—	(4)	77,553
Development costs	993,802	101,876	—	—	—	1,782	1,097,460	155,427	(16,816)	—	—	—	1,236,071
Buildings, constructions and other	1,375,600	—	—	(313)	—	79,815	1,455,102	—	(2,868)	(590)	—	288,060	1,739,704
Machinery and equipment	889,211	—	(1,466)	(10,567)	—	24,904	902,082	—	(43,563)	(7,806)	—	103,557	954,270
Transportation units	5,530	—	(68)	(483)	—	113	5,092	—	(327)	(1,337)	—	755	4,183
Furniture and fixtures	11,531	—	—	(1)	—	1,166	12,696	—	(1,497)	(7)	—	35	11,227
Units in transit	52,138	33,521	—	—	—	247	85,906	50,967	—	—	—	(95,439)	41,434
Work in progress	186,123	242,841	(7,496)	—	—	(100,177)	321,291	289,758	—	(125)	—	(297,070)	313,854
Stripping activity asset	199,109	—	—	—	—	1	199,110	—	—	—	—	—	199,110
Right-of-use asset (e)	33,928	—	—	—	7,842	(7,842)	33,928	—	—	—	2,433	106	36,467
Mine closure costs	322,392	—	—	—	73,090	(2)	395,480	—	—	—	66,177	—	461,657
	4,165,696	378,238	(9,030)	(11,367)	80,932	—	4,604,469	496,152	(65,160)	(9,865)	68,610	—	5,094,206
Accumulated depreciation and amortization:
Development costs	412,290	33,236	—	—	—	7,461	452,987	18,444	(14,820)	—	—	—	456,611
Buildings, construction and other	879,837	67,469	—	(313)	—	(7,124)	939,869	55,859	(2,763)	(590)	—	—	992,375
Machinery and equipment	777,144	31,398	(938)	(10,541)	—	6,602	803,665	31,958	(43,927)	(7,089)	—	—	784,607
Transportation units	4,643	249	(41)	(483)	—	(141)	4,227	351	(319)	(1,337)	—	—	2,922
Furniture and fixtures	10,672	501	—	(1)	—	(303)	10,869	469	(1,489)	(6)	—	—	9,843
Stripping activity asset	205,052	—	—	—	—	(5,942)	199,110	—	—	—	—	—	199,110
Right-of-use asset (e)	22,172	5,737	—	—	—	(553)	27,356	24	—	—	2,258	—	29,638
Mine closure costs	247,046	18,826	—	—	—	—	265,872	28,067	—	—	—	—	293,939
	2,558,856	157,416	(979)	(11,338)	—	—	2,703,955	135,172	(63,318)	(9,022)	2,258	—	2,769,045
Provision for impairment of long-lived assets:
Mine closure costs	2,206	—	—	—	—	—	2,206	—	—	—	—	—	2,206
Development costs	3,488	—	—	—	—	(3)	3,485	—	—	—	—	—	3,485
Property, plant and other	851	—	—	—	—	3	854	—	—	—	—	—	854
Machinery and equipment	—	4,184	—	—	—	—	4,184	—	—	—	—	—	4,184
	6,545	4,184	—	—	—	—	10,729	—	—	—	—	—	10,729

Net cost	1,600,295						1,889,785						2,314,432

(b)	Impairment of long-lived assets

As of December 31, 2025, the Group identified impairment indicators in its mining units (CGU) Tambomayo, Orcopampa, La Zanja, El Brocal and Río Seco. The Tambomayo, Orcopampa, and La Zanja mining units presented indicators of impairment as they are approaching the end of their useful lives. In respect of El Brocal CGU, future plans focused on prioritizing underground operations modify the structure of the mining plan and, consequently, the CGU’s cash flows, which was considered an indicator of impairment. Finally, for the Río Seco CGU, indicators of impairment arose as a result of a temporary suspension, for a period of two years of the leaching services provided to Buenaventura.

Accordingly, the Group determined the recoverable amount based on value in use for the El Brocal CGU, and based on fair value less costs of disposal for the Tambomayo, Orcopampa, La Zanja, and Río Seco CGUs. Value in use is calculated as the present value of future cash flows arising from the continued use of the asset or CGU, using market-based metal prices and other exchange assumptions, estimated recoverable mineral quantities, production levels, operating costs and capital expenditure requirements, as well as potential asset disposals, all based on the most recent life-of-mine (LOM) plans.

The Group determined fair value less costs of disposal based on valuations prepared by an independent appraiser, such valuations are mainly based on the replacement cost method, which relies on market studies of the assets, research of comparable assets, and the application of updating factors to determine market value.

Fair value less costs of disposal considers the appraised values net of the estimated costs to complete the sale, which mainly consist of selling commissions.

As a result of these evaluations, the Group concluded that the recoverable amount of the CGUs for which indicators of impairment were identified exceeded their carrying amounts; therefore, no impairment loss was recognized.

As of December 31, 2024, the Group identified indicators of impairment in its Tambomayo, Orcopampa, and La Zanja mining units. The Company assessed and concluded that no impairment existed as a result of the recoverable amount analysis based on value in use.

Key assumptions for the value in use

The determination of value in use is most sensitive to the following key assumptions:

-	Production volumes
-	Commodity prices
-	Discount rate

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and consider development plans for the mines agreed by management as part of planning process. Production volumes are dependent on several variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines are computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Group’s process for the estimation of proven and probable reserves and resource estimates.

Commodity prices: Forecast commodity prices are based on management’s estimates and are derived from forward price curves and long-term views of global supply and demand, building on experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied. These prices are reviewed at least annually.

Estimated prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

As of December 31, 2025 -

	2026	2027-2047
	US$	US$

Gold	3,500 / Oz	4,146 / Oz
Silver	40 / Oz	53 / Oz
Copper	10,500 / MT	13,334 / MT
Zinc	2,900 / MT	3,416 / MT
Lead	1,900 / Oz	2,622 / Oz

As of December 31, 2024 -

	2025	2026-2028
	US$	US$

Gold	2,000 / Oz	2,304 / Oz
Silver	26.00 / Oz	30.00 / Oz
Copper	8,900 / MT	10,175 / MT
Zinc	2,500 / MT	2,721 / MT
Lead	1,900 / Oz	2,185 / Oz

(*)OZ= Ounces, MT = Metric Ton.

Discount rate:

In calculating the value in use, as of December 31, 2025, and 2024 the following discount rates were applied to the cash flows:

	2025	2024
	%	%

Tambomayo	N/A	12.73
Orcopampa	N/A	12.73
El Brocal	15.17	N/A
La Zanja	N/A	15.18

These discount rates are derived from the Group’s pre-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU. The WACC considers both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on its interest-bearing borrowings the Group is obliged to service. The Beta factors are evaluated annually based on publicly available market data.

Residual value: As part of its financial projections to determine the recoverable amount, the Group has estimated and included the value of long-lived assets that could be sold independently at the end of the life of the mine. The estimation of the residual value is carried out by an independent appraiser each year.

(c)

The book value of assets held under finance leases, and assets within the trust equity amounted to US$240.3 million as of December 31, 2025 and 2024, and is presented within various items of “Property, plant, equipment and development cost” caption. During the years 2025 and 2024, there were no acquisitions of assets under finance lease contracts. The leased assets have been pledged as collateral for the corresponding operations.

(d)	During 2025, 2024 and 2023, no borrowing costs were capitalized.
(e)	Right-of-use assets

The net assets for right-of-use assets maintained by the Group correspond to the following:

	2025	2024
	US$(000)	US$(000)

Buildings	4,486	5,150
Transportation units	1,191	1,340
Machinery and equipment	1,152	82

	6,829	6,572

During 2025, there were additions for US$2.4 million and no disposals were made (additions of US$1.9 million and no disposals were made during 2024).

(f)	Below is the distribution of depreciation expenses of the year:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Cost of sales of goods	126,256	149,954	164,543
Unabsorbed cost due to production stoppage	9	8	10,420
Cost of sales of services	2,442	2,783	9,037
Administrative expenses	2,409	1,758	2,065
Property, plant, equipment and development costs	3,864	2,400	1,799
Exploration in non-operating areas	35	163	98
Selling expenses	103	198	103
Other, net	54	152	51
	135,172	157,416	188,116

(g)

Additions during 2025 correspond mainly to various acquisitions associated with the construction of the San Gabriel project, including, among others, the installation of equipment and machinery for mining and hauling operations, construction of tailings facilities, ponds, camps, a mineral processing plant, administrative buildings, and a water dam, amounting to US$408.7 million, net of advances (US$224 million in 2024). Furthermore, during 2025, the Company invested US$13 million in ramp development works, raises, galleries and infrastructure, installation of equipment and machinery for mining and hauling operations, and construction of tailings facilities, ponds and mining material storage facilities at the Yumpag mining unit (US$64 million in 2024).

Sociedad Minera Cerro Verde S.A.A.
Property, plant, equipment and development costs
Property, plant, equipment and development costs

7.    Property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets). Cost and accumulated depreciation accounts as of December 31, 2025, and 2024, are shown below:

			Adjustments					Adjustments
	January 1,		and changes in	Disposals		December 31,		and changes in	Disposals		December 31,
	2024	Additions	estimates	and/or sales	Transfers	2024	Additions	estimates	and/or sales	Transfers	2025
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	33,562	—	—	—	—	33,562	—	—	—	1,782	35,344
Buildings and other constructions	2,673,262	—	716	(3,901)	11,132	2,681,209	—	538	(7,501)	15,932	2,690,178
Machinery and equipment	5,342,285	—	(716)	(77,827)	226,320	5,490,062	—	(780)	(16,981)	250,865	5,723,166
Transportation units	40,632	—	—	(306)	5,449	45,775	—	—	(3,719)	1,583	43,639
Furniture and fixtures	572	—	—	—	—	572	—	—	—	—	572
Other equipment	36,404	—	—	(436)	273	36,241	—	—	(14,624)	35	21,652
Construction in progress and in-transit units (a)	185,068	358,684	—	—	(243,174)	300,578	373,171	—	—	(266,944)	406,805
Stripping activity asset (see note 2(i))	1,808,081	312,608	—	—	—	2,120,689	381,615	—	—	—	2,502,304
Asset retirement costs (see note 11(c))	208,909	—	(36,885)	—	—	172,024	—	(8,167)	—	—	163,857
Right-of-use assets (b)	99,779	1,478	—	(1,410)	—	99,847	84,435	—	(10,481)	(3,253)	170,548
	10,428,554	672,770	(36,885)	(83,880)	—	10,980,559	839,221	(8,409)	(53,306)	—	11,758,065

Accumulated depreciation
Buildings and other constructions	658,105	75,268	418	(3,889)	—	729,902	73,940	183	(4,365)	—	799,660
Machinery and equipment	3,031,301	293,826	(418)	(77,224)	—	3,247,485	298,541	(183)	(16,312)	261	3,529,792
Transportation units	23,181	3,159	—	(261)	—	26,079	3,396	—	(3,166)	—	26,309
Furniture and fixtures	572	—	—	—	—	572	—	—	—	—	572
Other equipment	30,286	3,088	—	(436)	—	32,938	2,195	—	(14,624)	—	20,509
Stripping activity asset	1,059,567	191,070	—	—	—	1,250,637	255,247	—	—	—	1,505,884
Asset retirement costs	47,148	5,441	—	—	—	52,589	4,175	—	—	—	56,764
Right-of-use assets (b)	49,731	11,152	—	(1,342)	—	59,541	14,202	—	(10,454)	(261)	63,028
	4,899,891	583,004	—	(83,152)	—	5,399,743	651,696	—	(48,921)	—	6,002,518

Net cost	5,528,663					5,580,816					5,755,547
(a)	As of December 31, 2025, additions to construction in progress and in-transit units primarily relate to (i) tailings dam projects (US$108.9 million) (ii) projects associated with the construction of a new in-pit crusher and improvements to existing crushers (US$107.7 million), (iii) mine support equipment (US$67.8 million) (iv) projects associated with the capitalization of main components of the mine’s heavy equipment (US$45.3 million), and (v) belt replacement projects (US$8.3 million).

As of December 31, 2024, additions to construction in progress and in-transit units primarily relate to (i) mine support equipment (US$109.3 million), (ii) projects associated with the construction of new in-pit crusher and improvements to existing crushers (US$71.8 million), (iii) tailings dam projects (US$74.2 million), (iv) projects associated with the capitalization of main components of the mine’s heavy equipment (US$49.9 million), (v) belt replacement projects (US$10.8 million) and (vi) expansion of a leach pad (US$7.9 million).

(b)Set out below are the carrying amounts of right-of-use assets recognized and the movements for the years ended December 31, 2025 and 2024:

	January 1,			December 31,				December 31,
	2024	Additions	Disposals	2024	Additions	Disposals	Transfers	2025
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	10,491	59	—	10,550	16,891	(9,851)	—	17,590
Buildings and other constructions	58,213	741	(873)	58,081	302	(630)	—	57,753
Machinery and equipment	31,075	678	(537)	31,216	67,242	—	(3,253)	95,205
	99,779	1,478	(1,410)	99,847	84,435	(10,481)	(3,253)	170,548

Accumulated depreciation
Land	7,874	1,673	—	9,547	1,609	(9,851)	—	1,305
Buildings and other constructions	27,364	6,210	(804)	32,770	6,037	(603)	—	38,204
Machinery and equipment	14,493	3,269	(538)	17,224	6,556	—	(261)	23,519
	49,731	11,152	(1,342)	59,541	14,202	(10,454)	(261)	63,028

Net cost	50,048			40,306				107,520

For the year ended December 31, 2025, the additions mainly correspond to the leases of high-capacity mining trucks.